Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Qualified affordable housing project investments	$ 1,014	$ 914
Qualified affordable housing project investments, commitment	486	369
Qualified affordable housing project commitment - 2018	200
Qualified affordable housing project commitment - 2019	119
Qualified affordable housing project commitment - 2020	107
Qualified affordable housing project commitment - 2021	42
Qualified affordable housing project commitment - 2022	1
Qualified affordable housing project commitment - 2023 and thereafter	17
Tax credits and other tax benefits	156	155	$ 130
Amortization expense included in the provision for income taxes	$ 153	$ 115	$ 99